UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                   September 30, 2009
                                                ------------------

Check here if Amendment [   ]; Amendment Number:  ----------------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ------------------------------------------------------
Address:    7701 France Avenue South, Suite 500
            ------------------------------------------------------
            Edina, Minnesota 55435
            ------------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        ----------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        ----------------------------------------------------------
Phone:  (952) 841-0400
        ----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne          Edina, Minnesota     November 5, 2009
------------------------------------------------------------------
     (Signature)               City/State           (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               112

Form 13F Information Table Value Total:          $324,489
                                              (thousands)

List of Other Included Managers:                     None





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



                                           KOPP INVESTMENT ADVISORS, LLC
                                            FORM 13F INFORMATION TABLE

                                                SEPTEMBER 30, 2009

                                                                                                       VOTING AUTHORITY
                                TITLE               VALUE             SH/ PUT/ INVESTMENT  OTHER
       NAME OF ISSUER          OF CLASS    CUSIP   (X$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE

3M Company                       COM     88579Y101      992    13,441 SH  N/A  OTHER        N/A       11,951  N/A     1,490
ADC Telecomm                   COM NEW   000886309    2,643   316,914 SH  N/A  DEFINED      N/A      316,914  N/A
ADC Telecomm                   COM NEW   000886309    4,747   569,225 SH  N/A  OTHER        N/A      569,225  N/A
Adept Tech Inc.                COM NEW   006854202    2,282   708,600 SH  N/A  DEFINED      N/A      708,600  N/A
Adept Tech Inc.                COM NEW   006854202    1,806   560,885 SH  N/A  OTHER        N/A      557,290  N/A     3,595
Aflac Incorporated               COM     001055102    1,329    31,090 SH  N/A  OTHER        N/A       27,610  N/A     3,480
Akorn, Inc.                      COM     009728106       74    54,000 SH  N/A  OTHER        N/A       54,000  N/A
American Express                 COM     025816109    1,006    29,680 SH  N/A  OTHER        N/A       26,250  N/A     3,430
Anadarko Petroleum               COM     032511107    1,256    20,030 SH  N/A  OTHER        N/A       17,625  N/A     2,405
Angiodynamics                    COM     03475V101    5,603   406,598 SH  N/A  OTHER        N/A      363,975  N/A    42,623
Array Biopharma Inc.             COM     04269X105    2,582 1,085,000 SH  N/A  DEFINED      N/A    1,085,000  N/A
Array Biopharma Inc.             COM     04269X105    4,626 1,943,881 SH  N/A  OTHER        N/A    1,784,176  N/A   159,705
ATS Medical Inc.                 COM     002083103      191    71,400 SH  N/A  OTHER        N/A       71,400  N/A
Bankamerica Corp                 COM     060505104      822    48,582 SH  N/A  OTHER        N/A       41,917  N/A     6,665
Baxter International             COM     071813109      457     8,010 SH  N/A  OTHER        N/A        7,930  N/A        80
BB&T Corp                        COM     054937107      232     8,525 SH  N/A  OTHER        N/A        8,525  N/A
BluePhoenix Solutions, Ltd.      SHS     M20157109      606   159,920 SH  N/A  OTHER        N/A      157,244  N/A     2,676
Boston Scientific Corp.          COM     101137107      225    21,200 SH  N/A  OTHER        N/A       21,200  N/A
Caliper Life Sciences            COM     130872104    1,354   480,000 SH  N/A  DEFINED      N/A      480,000  N/A
Caliper Life Sciences            COM     130872104    5,956 2,112,131 SH  N/A  OTHER        N/A    1,862,981  N/A   249,150
Cardiome Pharma Corp.          COM NEW   14159U202      173    40,000 SH  N/A  DEFINED      N/A       40,000  N/A
Cardiome Pharma Corp.          COM NEW   14159U202    6,534 1,509,110 SH  N/A  OTHER        N/A    1,361,560  N/A   147,550
Caterpillar Inc.                 COM     149123101    1,006    19,601 SH  N/A  OTHER        N/A       17,201  N/A     2,400
Cell Genesys Inc.                COM     150921104    2,765 8,000,494 SH  N/A  DEFINED      N/A    8,000,494  N/A
Cell Genesys Inc.                COM     150921104    1,178 3,408,050 SH  N/A  OTHER        N/A    3,408,050  N/A
Cepheid Inc.                     COM     15670R107      997    75,447 SH  N/A  OTHER        N/A       74,797  N/A       650
Cisco System Inc.                COM     17275R102      237    10,074 SH  N/A  OTHER        N/A        9,674  N/A       400
Clean Energy Fuels Corp.         COM     184499101    3,125   216,885 SH  N/A  OTHER        N/A      197,220  N/A    19,665
Compellent Technologies, Inc.    COM     20452A108    5,300   293,625 SH  N/A  OTHER        N/A      256,465  N/A    37,160
Comverge Inc.                    COM     205859101    5,085   416,471 SH  N/A  OTHER        N/A      365,781  N/A    50,690
ConocoPhillips                   COM     20825C104      684    15,150 SH  N/A  OTHER        N/A       13,270  N/A     1,880
Cybersource Corp.                COM     23251J106    2,991   179,417 SH  N/A  OTHER        N/A      160,471  N/A    18,946
Dexcom Inc.                      COM     252131107      303    38,200 SH  N/A  OTHER        N/A       38,200  N/A
Dow Chemical Co.                 COM     260543103    1,092    41,870 SH  N/A  OTHER        N/A       37,080  N/A     4,790
Durect Corp.                     COM     266605104    1,001   375,000 SH  N/A  DEFINED      N/A      375,000  N/A
Durect Corp.                     COM     266605104    2,421   906,708 SH  N/A  OTHER        N/A      790,283  N/A   116,425
EDCI Holdings, Inc.              COM     268315108       89    15,000 SH  N/A  DEFINED      N/A       15,000  N/A
Emcore Corp.                     COM     290846104    4,407 3,390,000 SH  N/A  DEFINED      N/A    3,390,000  N/A
Emcore Corp.                     COM     290846104    1,186   911,925 SH  N/A  OTHER        N/A      911,925  N/A
Epicor Software Corp.            COM     29426L108    6,962 1,092,970 SH  N/A  DEFINED      N/A    1,092,970  N/A
Epicor Software Corp.            COM     29426L108    1,334   209,470 SH  N/A  OTHER        N/A      209,470  N/A
Extreme Networks                 COM     30226D106       42    15,000 SH  N/A  DEFINED      N/A       15,000  N/A
Extreme Networks                 COM     30226D106       61    21,950 SH  N/A  OTHER        N/A       21,950  N/A
FedEx Corp.                      COM     31428X106      944    12,547 SH  N/A  OTHER        N/A       11,082  N/A     1,465
Finisar Corp.                    COM     31787A101   10,147 1,048,225 SH  N/A  DEFINED      N/A    1,048,225  N/A
Finisar Corp.                    COM     31787A101   11,568 1,195,036 SH  N/A  OTHER        N/A    1,117,773  N/A    77,263
Halliburton Company              COM     406216101    1,016    37,471 SH  N/A  OTHER        N/A       32,871  N/A     4,600
Harmonic Inc.                    COM     413160102    4,545   680,398 SH  N/A  DEFINED      N/A      680,398  N/A
Harmonic Inc.                    COM     413160102    3,348   501,219 SH  N/A  OTHER        N/A      442,619  N/A    58,600
Harris Stratex Networks          CL A    41457P106      910   130,000 SH  N/A  DEFINED      N/A      130,000  N/A
Harris Stratex Networks          CL A    41457P106      429    61,350 SH  N/A  OTHER        N/A       61,350  N/A
Harvard Bioscience               COM     416906105    1,898   500,667 SH  N/A  DEFINED      N/A      500,667  N/A
Harvard Bioscience               COM     416906105    1,307   344,805 SH  N/A  OTHER        N/A      308,330  N/A    36,475
Home Depot Inc.                  COM     437076102      895    33,605 SH  N/A  OTHER        N/A       29,495  N/A     4,110
Icad Inc.                        COM     44934S107       43    20,000 SH  N/A  DEFINED      N/A       20,000  N/A
Icad Inc.                        COM     44934S107    6,209 2,888,039 SH  N/A  OTHER        N/A    2,585,889  N/A   302,150
Illumina, Inc.                   COM     452327109      709    16,690 SH  N/A  OTHER        N/A       16,690  N/A
Intel Corp.                      COM     458140100      322    16,469 SH  N/A  OTHER        N/A       16,044  N/A       425
Iris Intl Inc                    COM     46270W105    3,575   316,379 SH  N/A  OTHER        N/A      284,334  N/A    32,045
Johnson & Johnson                COM     478160104      807    13,260 SH  N/A  OTHER        N/A       11,895  N/A     1,365
Johnson Controls Inc.            COM     478366107    1,137    44,488 SH  N/A  OTHER        N/A       39,698  N/A     4,790
Luminex Corp.                    COM     55027E102    1,502    88,345 SH  N/A  OTHER        N/A       83,505  N/A     4,840
Marriott Intl. Inc.              CL A    571903202    1,100    39,862 SH  N/A  OTHER        N/A       35,052  N/A     4,810
Medtox Scientific Inc.         COM NEW   584977201      492    54,069 SH  N/A  OTHER        N/A       54,069  N/A
Microsoft Corp.                  COM     594918104      276    10,746 SH  N/A  OTHER        N/A       10,330  N/A       416
Mindspeed Tech                 COM NEW   602682205    2,961 1,028,046 SH  N/A  DEFINED      N/A    1,028,046  N/A
Mindspeed Tech                 COM NEW   602682205      845   293,233 SH  N/A  OTHER        N/A      291,233  N/A     2,000
NetScout Systems Inc.            COM     64115T104    4,405   326,080 SH  N/A  OTHER        N/A      285,455  N/A    40,625
Network Equipment                COM     641208103   19,592 2,709,800 SH  N/A  DEFINED      N/A    2,709,800  N/A
Network Equipment                COM     641208103   11,619 1,607,086 SH  N/A  OTHER        N/A    1,492,021  N/A   115,065
Nuvasive Inc                     COM     670704105    6,936   166,100 SH  N/A  OTHER        N/A      148,090  N/A    18,010
Oclaro, Inc.                     COM     67555N107    9,012 8,192,494 SH  N/A  DEFINED      N/A    8,192,494  N/A
Oclaro, Inc.                     COM     67555N107    4,562 4,147,320 SH  N/A  OTHER        N/A    4,084,320  N/A    63,000
Oplink Communications          COM NEW   68375Q403    4,327   297,970 SH  N/A  DEFINED      N/A      297,970  N/A
Oplink Communications          COM NEW   68375Q403    2,104   144,913 SH  N/A  OTHER        N/A      144,913  N/A
Orthovita Inc.                   COM     68750U102    6,206 1,413,717 SH  N/A  OTHER        N/A    1,256,707  N/A   157,010
Pepsico Inc.                     COM     713448108      920    15,688 SH  N/A  OTHER        N/A       13,903  N/A     1,785
Pfizer Inc.                      COM     717081103      180    10,880 SH  N/A  OTHER        N/A       10,880  N/A
Phase Forward Inc.               COM     71721R406    7,412   527,917 SH  N/A  OTHER        N/A      476,982  N/A    50,935
Phoenix Technology Ltd           COM     719153108      438   120,000 SH  N/A  DEFINED      N/A      120,000  N/A
Phoenix Technology Ltd           COM     719153108    2,346   642,800 SH  N/A  OTHER        N/A      548,050  N/A    94,750
PLX Technology                   COM     693417107    3,016   895,000 SH  N/A  DEFINED      N/A      895,000  N/A
PLX Technology                   COM     693417107    3,110   922,900 SH  N/A  OTHER        N/A      839,950  N/A    82,950
PMC-Sierra Inc.                  COM     69344F106      478    50,000 SH  N/A  DEFINED      N/A       50,000  N/A
PMC-Sierra Inc.                  COM     69344F106      382    40,000 SH  N/A  OTHER        N/A       40,000  N/A
Procter & Gamble                 COM     742718109      784    13,531 SH  N/A  OTHER        N/A       12,016  N/A     1,515
Quidel Corp.                     COM     74838J101    4,700   289,606 SH  N/A  OTHER        N/A      256,306  N/A    33,300
RAE Systems                      COM     75061P102    5,092 4,628,777 SH  N/A  DEFINED      N/A    4,628,777  N/A
RAE Systems                      COM     75061P102    2,693 2,447,910 SH  N/A  OTHER        N/A    2,436,910  N/A    11,000
Regeneron Pharma                 COM     75886F107    2,316   120,000 SH  N/A  DEFINED      N/A      120,000  N/A
Regeneron Pharma                 COM     75886F107    4,969   257,448 SH  N/A  OTHER        N/A      238,098  N/A    19,350
RF Monolithics Inc.              COM     74955F106       19    25,000 SH  N/A  OTHER        N/A       25,000  N/A
RTI Biologics, Inc.              COM     74975N105    4,328   995,000 SH  N/A  DEFINED      N/A      995,000  N/A
RTI Biologics, Inc.              COM     74975N105   10,221 2,349,566 SH  N/A  OTHER        N/A    2,151,481  N/A   198,085
Sangamo Biosciences              COM     800677106    8,710 1,060,890 SH  N/A  DEFINED      N/A    1,060,890  N/A
Sangamo Biosciences              COM     800677106    7,433   905,334 SH  N/A  OTHER        N/A      860,044  N/A    45,290
Schwab Charles Corp.             COM     808513105    1,048    54,705 SH  N/A  OTHER        N/A       48,645  N/A     6,060
SonoSite Inc.                    COM     83568G104    1,353    51,140 SH  N/A  OTHER        N/A       43,515  N/A     7,625
Southern Company                 COM     842587107      892    28,180 SH  N/A  OTHER        N/A       24,310  N/A     3,870
SPDR Trust Ser 1              UNIT SER 1 78462F103    1,088    10,300 SH  N/A  OTHER        N/A       10,300  N/A
SunOpta, Inc.                    COM     8676EP108      162    40,000 SH  N/A  DEFINED      N/A       40,000  N/A
SunOpta, Inc.                    COM     8676EP108    7,733 1,909,403 SH  N/A  OTHER        N/A    1,729,548  N/A   179,855
SunPower Corp. Cl A            COM CL A  867652109      330    11,028 SH  N/A  OTHER        N/A       10,578  N/A       450
Superconductor Tech            COM NEW   867931305   14,156 4,734,400 SH  N/A  DEFINED      N/A    4,734,400  N/A
Superconductor Tech            COM NEW   867931305    2,479   829,000 SH  N/A  OTHER        N/A      825,000  N/A     4,000
Tellabs Inc.                     COM     879664100      182    26,310 SH  N/A  OTHER        N/A       26,310  N/A
Texas Instruments Inc.           COM     882508104      985    41,575 SH  N/A  OTHER        N/A       36,710  N/A     4,865
Thoratec Corp.                 COM NEW   885175307    3,103   102,526 SH  N/A  OTHER        N/A       91,301  N/A    11,225
Verizon Comm                     COM     92343V104      785    25,930 SH  N/A  OTHER        N/A       22,675  N/A     3,255
Vivus Inc                        COM     928551100    2,570   246,600 SH  N/A  OTHER        N/A      228,610  N/A    17,990
Wireless Ronin Technologies      COM     97652A203    3,304   930,605 SH  N/A  OTHER        N/A      819,775  N/A   110,830
Zoran Corp.                      COM     98975F101    1,262   109,515 SH  N/A  OTHER        N/A      102,315  N/A     7,200
REPORT SUMMARY                   112                324,489







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